Earnings (Loss) Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ (44,434)	$ 98,198	$ 106,839	$ (19,850)	$ (14,307)	$ 12,447	$ 160,603	$ (21,710)
Weighted average number of common shares – basic (in shares)	33,738,143			33,623,608			33,712,124	33,610,936
Dilutive effect of stock-based awards (in shares)	0			0			230,067	0
Weighted average number of common shares – diluted (in shares)	33,738,143			33,623,608			33,942,191	33,610,936
(Loss) earnings per common share:
– Basic (usd per share)	$ (1.32)			$ (0.59)			$ 4.76	$ (0.65)
– Diluted (usd per share)	$ (1.32)			$ (0.59)			$ 4.73	$ (0.65)